Condensed Financial Information of the Company (Details) - Schedule of balance sheet - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 14,507		¥ 66,345	$ 2,276
Short term investments	34,705		35,303	5,446
Other receivables and amounts due from subsidiaries and affiliates	635,953		651,533	99,795
Total current assets	685,165		753,181	107,517
Non-current assets:
Investment in subsidiaries	3,328,864		3,111,767	522,371
Investment in an affiliate	6,378		9,586	1,001
Total assets	4,020,407		3,874,534	630,889
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	2,182,522	$ 342,485	2,040,975
Total liabilities	2,182,522		2,040,975	342,485
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,073,891,784 and 1,073,891,784 shares, of which 1,073,891,784 and 1,073,891,784 shares were outstanding as of December 31, 2020 and 2021, respectively)	8,089		8,089	1,269
Retained earnings	1,868,936		1,860,465	293,277
Accumulated other comprehensive loss	(39,140)		(34,995)	(6,142)
Total equity	1,837,885		1,833,559	288,404
Total liabilities and shareholders’ equity	¥ 4,020,407		¥ 3,874,534	$ 630,889